Retirement Plans (Defined Benefit And Postretirement Benefit Plans) (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	Nov. 23, 2014	May. 31, 2015		May. 25, 2014		May. 26, 2013
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets (percentage)			7.00%	[1]	8.00%	[1]	9.00%
Effect of quarter percentage point change in discount rate on earnings before income taxes			$ 0
Effect of quarter percentage point change in expected long term rate of return on plan assets on earnings before income taxes			500,000
Amortization of net actuarial gain (loss)			(2,800,000)
Settlement loss recognized	$ 6,100,000		$ 6,100,000		$ 0		$ 0
Defined Benefit Plans | U.S. Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)			41.00%
Defined Benefit Plans | Fixed-Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)			40.00%
Defined Benefit Plans | International Equities
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)			16.00%
Defined Benefit Plans | Real Assets
Defined Benefit Plan Disclosure [Line Items]
Target asset fund allocation (percentage)			3.00%
Defined Benefit Plans | US Comingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			32.00%
Defined Benefit Plans | U.S. Corporate Securities
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			17.50%
Defined Benefit Plans | International Comingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			10.80%
Defined Benefit Plans | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			10.60%
Defined Benefit Plans | Global Fixed Income Commingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			10.20%
Defined Benefit Plans | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			6.10%
Defined Benefit Plans | Emerging Markets Comingled Fund
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			5.60%
Defined Benefit Plans | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Concentration of market risk related to large investments in a single fund or sector (percentage)			5.00%
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution to the benefit plans			$ 1,100,000.0
Effect of quarter percentage point change in discount rate on earnings before income taxes			100,000
Amortization of net actuarial gain (loss)			3,800,000
Pension and other postretirement benefit plans, plan amendments		$ (23,700,000)
Expected reduction to pension and other postretirement benefit expense			3,400,000
Settlement loss recognized			0		$ 0		$ 0
Maximum | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution to the benefit plans			$ 400,000.0
10-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)			8.30%
15-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)			7.80%
20-Year Rates | Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actual rate of return on plan assets (percentage)			9.60%

[1]	Determined as of the beginning of fiscal year.